Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Operating Segment Information

	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended June 30, 2012	Year ended June 30, 2013	Year ended June 30, 2013
	RMB'000	RMB'000	RMB'000	RMB'000	USD'000
Revenue
China Seeds	29,022	60,829	52,772	104,382	17,008
International Seeds	—	353,034	2,235,571	2,140,530	348,768
AgriServices	—	612,305	4,630,464	3,651,050	594,885
Total	29,022	1,026,168	6,918,807	5,895,962	960,661

Operating income (loss)
China Seeds	5,158	19,758	1,717	3,714	605
Impairment loss on land use rights and non-current prepayments	—	—	—	(357,248)	(58,208)
Goodwill impairment loss	—	—	—	(318)	(52)
Total China Seeds	5,158	19,758	1,717	(353,852)	(57,655)

International Seeds	—	7,807	127,798	105,055	17,117
Goodwill impairment loss	—	—	—	(882,874)	(143,851)
Total International Seeds	—	7,807	127,798	(777,819)	(126,734)

AgriServices	—	21,297	228,313	209,103	34,071
Regional Corporate	—	(29,128)	(143,872)	(159,946)	(26,061)
Central Corporate	(92,266)	(50,824)	(71,449)	(47,898)	(7,805)
Total	(87,108)	(31,090)	142,507	(1,130,412)	(184,184)

Depreciation and amortization
China Seeds	5,408	2,831	1,162	4,066	662
International Seeds	—	1,080	18,530	17,566	2,862
AgriServices	—	3,284	11,793	12,663	2,063
Regional Corporate	—	2,284	12,482	8,806	1,435
Central Corporate	22,580	9,085	19,297	9,054	1,476
Total	27,988	18,564	63,264	52,155	8,498

Expenditure for additions to long lived assets
China Seeds	473	12,235	13,501	12,057	1,965
International Seeds	—	1,482	54,018	16,575	2,701
AgriServices	—	1,203	13,711	11,774	1,918
Regional Corporate	—	3,288	(2,065)	10,895	1,775
Central Corporate	95	52	297	185	30
Total	568	18,260	79,462	51,486	8,389

	As at June 30, 2011	As at June 30, 2012	As at June 30, 2013	As at June 30, 2013
	RMB'000	RMB'000	RMB'000	USD'000
Segment assets
China Seeds	107,222	182,935	252,623	41,162
International Seeds	2,149,864	2,036,031	1,530,102	249,308
AgriServices	885,140	994,918	1,064,898	173,510
Regional Corporate	3,011,052	299,134	406,405	66,218
Central Corporate	1,890,847	1,718,577	407,228	66,352
Total	8,044,125	5,231,595	3,661,256	596,550

Segment liabilities
China Seeds	58,194	108,363	163,105	26,576
International Seeds	1,204,116	1,049,835	713,622	116,275
AgriService	922,367	843,806	550,465	89,690
Regional Corporate	2,425,367	198,717	521,436	84,961
Central Corporate	788,998	447,770	466,104	75,945
Total	5,399,042	2,648,491	2,414,732	393,447

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
In presenting information on the basis of geographical segments, segment revenues are attributed to countries based on location of customers. Segment assets are based on the geographical location of the assets.

Revenues

	Year ended December 31, 2010	Six months ended June 30, 2011 *	Year ended June 30, 2012	Year ended June 30, 2013	Year ended June 30, 2013
	RMB'000	RMB'000	RMB'000	RMB'000	US$'000
China	29,022	60,829	52,772	104,382	17,008
New Zealand	—	798,541	5,861,534	4,742,827	772,774
Australia	—	61,385	405,133	442,588	72,113
South America	—	104,326	597,469	606,165	98,766
United Kingdom	—	1,087	1,899	—	—
Total	29,022	1,026,168	6,918,807	5,895,962	960,661

Long-Lived Assets

	As at June 30, 2011	As at June 30, 2012	As at June 30, 2013	As at June 30, 2013
	RMB'000	RMB'000	RMB'000	US$'000
China	448,189	453,937	40,442	6,589
New Zealand	418,290	443,095	469,881	76,560
Australia	122,883	93,485	76,847	12,521
South America	21,058	43,738	31,513	5,135
United Kingdom	1,453	—	—	—
Total	1,011,872	1,034,255	618,683	100,805

*  Revenue from countries other than China represent only two months results as a result of PGW acquisition.